N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account No. 70
Entity Central Index Key	0001537470
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
C000211598 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	This Supplement modifies certain information in the above-referenced prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The prospectuses, initial summary prospectuses and updating summary prospectuses are hereby incorporated by reference, respectively. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
Portfolio Companies [Table Text Block]
The following hereby amends the current expense in “Appendix: Investment options available under the contract” for the following fund:

Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses
HartfordDisciplined Equity HLS Fund — Hartford Funds Management Company , LLC ; Wellington Management Company LLP	1.10%

C000211598 [Member] | HartfordDisciplined Equity HLS Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	HartfordDisciplined Equity HLS Fund
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company , LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%